UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-00601

The American Heritage Fund, Inc.

 (Exact name of registrant as specified in charter)

1370 Avenue of the Americas

New York, NY 10019

(Address of principal executive offices)

(Zip code)

Jonathan B. Reisman, 6975 NW 62nd Terrace

Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: May 31

Date of reporting period: November 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The American Heritage Fund, Inc.
Semi-Annual Report November 30, 2005

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares or The American Heritage Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

THE AMERICAN HERITAGE FUND, INC.

Statement of Assets and Liabilities

November 30, 2005 (Unaudited)

ASSETS
Investments in securities, at market value
(Cost $6,064,223) (Note 3)	$699,880
Cash	1,500
Securities Sold	74,715
Dividends and interest receivable	496
TOTAL ASSETS	776,591

LIABILITIES
Accrued expenses	62,011
Securities Sold Short, at Market Value	37,116
Payable for Securities Purchased	9,900

TOTAL LIABILITIES	109,027

NET ASSETS
Net Assets (equivalent to $0.08 per
share based on 8,045,357 shares of
capital stock outstanding) (Note 4)	$667,564

Composition of net assets:
Capital stock par value $0.001;
250,000,000 shares authorized;
8,045,357 shares issued and outstanding	$8,045
Additional Paid-in Capital	59,077,001
Accumulated net investment loss	(4,672,701)
Accumulated net realized loss on
investments	(48,374,418)
Net unrealized depreciation on
investments	(5,370,363)

NET ASSETS,
November 30, 2005	667,564

The accompanying notes are an integral part of the financial statements.

THE AMERICAN HERITAGE FUND, INC.

Schedule of Investments

November 30, 2005 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS – 78.90%
CONSUMER SERVICES – 5.67%
Butler International, Inc.*	2,000	5,900
eCost.com, Inc. *	4,000	5,320
Harbin Electric *	500	3,875
Interep National Radio Sales, Inc *	20,000	8,000
International PBX Ventures *	10,000	5,050
Lions Gate Entertainment Corp. *	1,000	9,140
		37,285

HEALTHCARE – 26.34%
Aastrom Biosciences, Inc.*………..	2,500	5,425
AXM Pharma, Inc. *.	12,500	5,625
Biophan *	5,000	8,600
Callisto Pharma., Inc. *.	3,000	3,570
Cytrx Corp. *.	3,000	2,820
Generex Biotech Corp. *.	7,000	7,000
Incyte Corp. *.	2,500	13,900
Inovio Biomed Corp. *.	1,000	2,310
Millenia Hope, Inc. *	40,000	3,240
Millennium Biotech *	25,000	9,500
Nexmed, Inc. *	20,000	22,000
Paincare Holdings, Inc. *.	2,000	7,420
Swiss Medica, Inc. *.	30,000	4,230
Unigene *.	22,500	76,500
Vioquest Pharma *	3,500	3,675
		175,815

INDUSTRIALS – 7.19%
Eden Energy *	1,000	2,470
Hythiam, Inc. *	5,000	25,700
U.S. Wind Farming, Inc. *	22,500	225
Worldwater Corp. *	50,000	18,750
Zoltek Cos. Inc. *	100	880
		48,025

The accompanying notes are an integral part of the financial statements.

THE AMERICAN HERITAGE FUND, INC.

Schedule of Investments (Continued)

November 30, 2005 (Unaudited)

	Number of
	Shares	Value

MATERIALS – 17.54%
A D M Tronics Unlimited, Inc. *	283,648	75,167
Altair Nanotechnologies *	5,000	12,150
Crystallex Intl. Corp. *	3,300	6,963
Equity, Inc. *	130,000	780
Global Copper Co.	2,000	2,000
Lakota Resources, Inc. *	2,000	540
Lumina Copper Corp. *	2,000	420
Northern Peru Copper Corp.	2,000	3,000
Regalito Copper Corp. *.	2,000	10,400
Syntroleum Corp. *.	700	5,649
		$117,069

OTHER – 0.00%
UpTrend Corp. *	299	1
		1

TECHNOLOGY – 22.25%
Aware *	4,500	26,730
Ciena Corp *...	10,100	30,199
Cisco Systems *...	1,000	17,540
IDI Global, Inc. *	20,000	4,200
Infineon Technologies *	1,000	8,950
Liquid Metal Technologies *	11,500	12,650
Lucent Technologies *	10,500	29,295
MFIC Corp*	5,000	7,000
Powerhouse Technology *	17,429	11,677
Quintek Technologies *	5,000	300
		$148,541

The accompanying notes are an integral part of the financial statements.

THE AMERICAN HERITAGE FUND, INC.

Schedule of Investments (Continued)

November 30, 2005 (Unaudited)

	Number of
	Shares	Value

CASH & EQUIVALENTS – 25.94%
First American Treasury Obligation	173,144	173,144

TOTAL INVESTMENT SECURITIES – 104.84%
(Cost $6,064,223)		$699,880

LIABILITES IN EXCESS OF
OTHER ASSETS – (4.84)%		$ (32,316)

NET ASSETS – 100.00%		$667,564

*

Non-income producing security.

^

Foreign security.

+

Illiquid security.

SCHEDULE OF SECURITIES	SOLD SHORT – 5.56%
	Number of
	Shares	Value

Nasdaq 100 Trust Series 1	900	37,116
		37,116

The accompanying notes are an integral part of the financial statements.

THE AMERICAN HERITAGE FUND, INC.

Statement of Operations

November 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends	$383
Interest	979
TOTAL INVESTMENT INCOME	1,362
EXPENSES:
Investment advisory fees (Note 2)	4,719
Transfer agent and fund accounting fees	18,049
Custodian fees	4,678
Legal fees	7,519
Audit fees	6,518
Director’s fees	5,014
Postage and printing	8,273
Registration fees and expenses	1,504
Insurance	500
Miscellaneous	1,433
TOTAL EXPENSES	58,207
Less: Waiver of investment
advisory fees	(4,719)
NET EXPENSES	53,488
NET INVESTMENT LOSS	(52,126)
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment
transactions	4,334
Net change in unrealized depreciation
on investments	(69,798)
Net realized and unrealized gain (loss)
on investments	(65,464)
Net decrease in net assets
resulting from operations	$ (117,590)

The accompanying notes are an integral part of the financial statements.

THE AMERICAN HERITAGE FUND, INC.

Statements of Changes in Net Assets

November 30, 2005 (Unaudited)

	Six Months	Year
	ended	ended
	November 30	May 31
	2005	2005

NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:

Net investment loss	$ (52,126)	$ (99,345)

Net realized gain (loss) from
investment transactions	4,334	8,813

Net change in unrealized
Appreciation (depreciation)
on investments	(69,798)	(30,897)

Net increase (decrease) in net
assets resulting from
operations	(117,590)	(121,429)

Distributions to shareholders:
Net investment income	0	0
Net realized gains on
investments	0	0

Capital share transactions
Shares Sold	0	10,138
Shares Redeemed	(29,138)	(100,659)
Net capital share transactions	(29,138)	(90,521)
Net increase (decrease)
in net assets	(146,728)	(211,950)

NET ASSETS:
Beginning of year	814,292	1,026,242
End of year	$667,564	$814,292

NOTE:  THE FUND HAD NO UNDISTRIBUTED NET INVESTMENT INCOME, ACCUMULATED LOSS, OR ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME FOR EACH OF THE PERIODS PRESENTED

The accompanying notes are an integral part of the financial statements.

THE AMERICAN HERITAGE FUND, INC.

Notes to Financial Statements

November 30, 2005 (Unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

The American Heritage Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles.

Security valuations

The Fund values its securities, where market quotations are readily available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on the exchange, market value is based on the latest bid price. Foreign securities are converted to U.S. dollars using exchange rates at the close of the trading day. Securities for which market quotations are not readily available are valued as the Board of Directors or a committee composed of members of the Board of Directors as determined in good faith.

Federal income taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Option writing

When the Fund sells an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sales of securities. The difference between the premium and the amount paid on effecting a closing purchase transaction,

THE AMERICAN HERITAGE FUND, INC.

Notes to Financial Statements (Continued)

November 30, 2005 (Unaudited)

including brokerage commissions, are also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Other

The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND CERTAIN OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC is entitled to receive a fee of 1.25% of the Fund's first $100 million average net asset value and 1% of such value on any additional net assets, computed daily and payable monthly. During the six months ended November 30, 2005, investment advisory fees aggregated $4,719.  AHMC agreed to waive these fees. The fund does not seek to recapture the fees waived. Heiko H. Thieme is the Fund’s Chairman of the Board of Directors, Chief Executive Officer and secretary.

THE AMERICAN HERITAGE FUND, INC.

Notes to Financial Statements (Continued)

November 30, 2005 (Unaudited)

Heiko H. Thieme is also the Chairman of the Board of Directors, Chief Executive Officer and Secretary of AHMC, of which he owns 100% of the outstanding shares.  He is also the Chief Executive Officer and Principal shareholder of Thieme Securities, Inc.

The Fund heretofore agreed to reimburse AHMC for office space and administrative personnel utilized by the Fund.  For the six months ended November 30, 2005, the Fund and AHMC have agreed that no reimbursements will be made and will not seek to recapture such fees.

NOTE 3. INVESTMENTS

For the six months ended November 30, 2005, purchases and sales of investment securities other than short-term investments aggregated $3,005,988, $3,195,773, respectively.  All of these purchase and sale transactions were with Thieme Securities, Inc., a brokerage firm owned by Heiko H. Thieme.  Reference is made to Note 2 of the financial statements – Investment Advisory Agreement and Certain Other Transactions.  As of November 30, 2005, the gross unrealized appreciation for all securities totaled $79,254 and the gross unrealized depreciation for all securities totaled $5,449,617, or a net unrealized depreciation of $5,370,363. The aggregate cost of securities for federal income tax purposes at November 30, 2005, was $6,064,223. During the six months ended November 30, 2005, the Fund paid no dividends nor did it have distributable earnings.

NOTE 4. RESTRICTED SECURITIES

Investments in restricted securities and investments, where market quotations are not available, are valued at fair value as determined in good faith by the Board of Directors, or a committee composed of members of the Board of Directors of the Fund.

THE AMERICAN HERITAGE FUND, INC.

Notes to Financial Statements (Continued)

November 30, 2005 (Unaudited)

The Fund may acquire portfolio securities called restricted securities, which can be sold only pursuant to an effective registration statement under the Securities Act of 1933 or an exemption from such registration. In addition, other securities held by the Fund may become illiquid which means they cannot be sold or disposed of in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the fund has valued such securities. The Fund will not invest in restricted and other illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets.

Restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Directors based upon trading markets for the securities and any other restricted securities that become registered under the Securities Act of 1933 or that may be otherwise freely sold without registration thereunder are not subject to the foregoing limitation, unless they are otherwise illiquid.

Certain securities held by the Fund, which were restricted at the time of their acquisition, have been deemed to no longer be restricted for financial statement presentation purposes in reliance upon the provisions of Rule 144 under the Securities Act of 1933.

The Fund normally will be able to purchase restricted securities at a substantial discount from the market value of similar unrestricted securities, but there are certain risks which the Fund will necessarily assume in acquiring restricted securities. The principal risk is that the Fund may have difficulty in disposing of such securities without registration under the Securities Act of 1933, and the Fund will have to bear the risk of market conditions prior to such registration. In the absence of an agreement obtained at the time of purchase of such securities, there can be no

THE AMERICAN HERITAGE FUND, INC.

Notes to Financial Statements (Continued)

November 30, 2005 (Unaudited)

assurance that the issuer will register the restricted securities. Furthermore, if the Fund disposes of restricted securities without registration, it may be necessary to sell such shares at a discount similar to or greater than that at which the Fund purchased the shares.

NOTE 5. CAPITAL AND OPERATING LOSS CARRY FORWARDS

At November 30, 2005, the Fund had net capital loss carryforwards of approximately $5,186,600, expiring as follows 2006: $324,000, 2007: $1,074,600, 2008: $463,400 and 2009: $3,324,600.

NOTE 6. REDEMPTIONS

The Fund reserves the right to make payments for shares redeemed in cash or in-kind.

NOTE 7. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

	For the six months ended November 30, 2005		For the year ended May 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	0	0	99,103	10,138
Shares redeemed	(331,719)	(29,138)	(946,306)	(100,659)
Net Decrease	(331,719)	(29,138)	(847,203)	(90,521)

THE AMERICAN HERITAGE FUND, INC.

FINANCIAL HIGHLIGHTS AND RELATED

RATIO/SUPPLEMENTAL DATA

For a share outstanding throughout each period

	Six Months	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30,	May 31,	May 31,	May 31,	May 31,
	2005	2005	2004	2003	2002
Net asset value, beginning of period	$0.10	$0.11	$0.06	$0.11	$0.18
Income (loss) from investment operations:
Net investment loss	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Net gains (losses) on securities (both
realized and unrealized)	(0.01)	0.00	0.06	(0.04)	(0.06)
Total from investment operations	(0.02)	(0.01)	(0.05)	(0.07)	(0.09)
Less distributions:
Dividends (from net investment income)	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$0.08	$0.10	$0.11	$0.06	$0.11
Total return	(20.00)%	(9.09)%	83.33%	(45.45)%	(38.89)%
Net assets, end of period	$667,564	$814,292	$1,026,242	$589,406	$1,088,485
Ratio of expenses to average net assets	14.18%*	10.85%	12.58%	12.36%	12.61%
Ratio of net investment
loss to average net assets	(13.82)%*	(10.71)%	(12.34)%	(12.25)%	(11.97)%
Portfolio turnover rate	912.50%*	966.92%	569.55%	0.00%	9.36%

* Annualized

The accompanying notes are an integral part of the financial statements.

THE AMERICAN HERITAGE FUND, INC.

EXPENSE ILLUSTRATION

For a share outstanding throughout each period

Expense Example

As a shareholder of the American Heritage Fund Inc., you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2005 through November 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

American Heritage Fund, Inc.
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2005	November 30, 2005	June 1, 2005 to November 30, 2005
Actual	$1,000.00	$800.00	$63.98
Hypothetical (5% Annual Return before expenses)	$1,000.00	$953.97	$69.46
Expenses are equal to the Fund's annualized expense ratio of 14.18%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE AMERICAN HERITAGE FUND, INC.

BOARD OF DIRECTORS

The Fund's Board of Directors is responsible for the management of the Fund.  The following table sets forth certain information with respect to each member of the Fund's Board of Directors and each officer of the Fund.  The Fund does not have an advisory board.

Name and Address	Age	Positions Held With the Fund	Approximate Length of Time Served	Principal Occupation(s) During the Past Five Years	OTHER DIRECTORSHIPS
Heiko H. Thieme* 845 Third Avenue New York, NY	62	Chairman of the Board of Directors, Chief Executive Officer and Secretary	11 years

Chairman of the Board of Directors, Chief Executive Officer and Secretary of the Fund and The American Heritage Fund, Inc. Chief Executive Officer of American Heritage Management Corporation and Thieme Associates, Inc. (investment advisor). Chief Executive Officer of Thieme Securities, Inc. (broker-dealer) and Thieme Consulting, Inc. Chief Executive Officer of The Global Opportunity Fund Limited (foreign investment company) and their respective investment advisors.

					The American Heritage Fund, Inc. (AHF)

Dr. Eugene Sarver 241 W. 97th St. New York, NY	61	Director	11 years	Sole proprietor of Sarver International (financial and economic consulting) and Associate of Intercap Investments, Inc.	AHF

*Mr. Thieme is an “interested person” as defined in the Investment Company Act of 1940 because he is an executive officer of the Fund and owns all the outstanding equity securities of AHMC and Thieme Securities, Inc.

Mr. Thieme is the portfolio manager of the Fund and AHF.  None of the Fund’s other directors oversees any portfolios in the fund complex..

Each of the Fund’s officers and directors serves until his respective successor is elected and qualifies or until his earlier removal or resignation.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 17, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date February 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date February 8, 2005

* Print the name and title of each signing officer under his or her signature.